Property and equipment - Additional Information (Detail) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Depreciation Expense	$ 300,000	$ 200,000	$ 100,000
Unamortized costs of software development and purchased software	1,200,000	1,300,000
Amortization expense related to Capitalized software costs	$ 200,000	$ 85,000	$ 0